Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Plant and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (21,508)	$ (2,743)	$ (21,508)
Plant and equipment, net
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Property and equipment, Subtotal	$ 21,508	$ 2,743	$ 21,508